Equity-Based Compensation (Details) $ / shares in Units, $ in Thousands						1 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 01, 2024 shares	Dec. 07, 2021 $ / shares shares	Jul. 29, 2021 $ / shares	Oct. 23, 2020 USD ($)	Jun. 11, 2019 $ / shares shares	Feb. 28, 2021 tranche $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Oct. 22, 2020 USD ($)	Dec. 31, 2021 USD ($) Day shares	Dec. 31, 2019 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative								$ 7,909	$ 7,632	$ 106,507	$ 11,004
Incentive units tranches | tranche						3
Weighted average price of shares | $ / shares		$ 9.99
Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in usd per share) | $ / shares			$ 9.06
Board of Directors | Class A Units | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Selling, general and administrative										$ 86
Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares					100						100
Vesting rights, percentage					10.00%
Vested during the year (in shares) | shares											10
Shares settled				$ 731
Share-based payment , expense									$ 80		$ 104
Options, fair value (usd per share) | $ / shares					$ 4,982
Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares										9,650,000
Vested during the year (in shares) | shares										5,640,000
Share-based payment , expense										$ 60,349
Share-based payment arrangement, expense, percentage										100.00%
Incentive Units | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive units participation threshold (usd per share) | $ / shares						$ 1.00
Incentive Units | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										$ 53,463
Incentive Units | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										6,886
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Options, fair value (usd per share) | $ / shares		$ 5.21
Intrinsic value							$ 0			0
Unrecognized compensation costs							2,471			2,471
Stock Options | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										42
Stock Options | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										$ 1
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares		273,300								403,300
Vested during the year (in shares) | shares										0
Fair value (in usd per share) | $ / shares		$ 10.03
Cost not yet recognized, amount							$ 3,908			$ 3,908
Restricted Stock Units (RSUs) | Non-employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares		130,000
Restricted Stock Units (RSUs) | Selling, General and Administrative Expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										134
Restricted Stock Units (RSUs) | Cost of Sales
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment , expense										$ 3
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted during the year (in shares) | shares										150,000
Vested during the year (in shares) | shares										0
Share-based payment , expense										$ 0
Vesting period		4 years
Shares available to vest each vesting period (in shares) | shares										37,500
Tranche One | Class B Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the year (in shares) | shares					10
Tranche One | Incentive Units | Class B Unit Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value (in usd per share) | $ / shares						$ 5.19
Tranche One | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		25.00%
Tranche One | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		25.00%
Tranche One | Restricted Stock Units (RSUs) | Non-employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		100.00%
Tranche Two | Class B Units | Forecast
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested during the year (in shares) | shares	90
Tranche Two | Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period							30 months			25 months
Share-based payment arrangement, expense, percentage										17.00%
Number of former employees | Day										3
Incremental cost										$ 4,572
Cost not yet recognized, amount							$ 22,713			$ 22,713
Tranche Two | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		25.00%
Tranche Three | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		25.00%
Tranche Four | Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights, percentage		25.00%